STATEMENTS OF OPERATIONS - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Statement [Abstract]
Formation and operating costs	$ 241,834	$ 2,488,328
Loss from operations	(241,834)	(2,488,328)
Other income:
Interest earned on investments held in Trust Account	10,543	1,752,167
Total other income	10,543	1,752,167
Net loss	$ (231,291)	$ (736,161)
Weighted average shares outstanding, Class A ordinary share subject to possible redemption	3,450,000	11,500,000
Basic and diluted net loss per share, Class A ordinary share subject to possible redemption	$ (0.04)	$ (0.05)
Weighted average shares outstanding, Non-redeemable Class A and Class B ordinary share	2,589,308	2,990,000
Basic and diluted net loss per share, Non-redeemable Class A and Class B ordinary share	$ (0.04)	$ (0.05)